N-6	May 30, 2025
Prospectus:
Document Type	N-6
Entity Registrant Name	NATIONWIDE VLI SEPARATE ACCOUNT 4
Entity Central Index Key	0001041357
Entity Investment Company Type	N-6
Document Period End Date	May 30, 2025
Amendment Flag	false
Nationwide Innovator Corporate VUL
Prospectus:
Item 18. Portfolio Companies (N-6) [Text Block]	1. Effective May 1, 2025, in Appendix A: Underlying Mutual Funds Available Under the Policy, for the Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class II, the value in the Current Expenses cell is deleted and replaced with the following: 0.47%2. Effective May 1, 2025, in Appendix A: Underlying Mutual Funds Available Under the Policy, for the BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II, the value in the Current Expenses cell is deleted and replaced with the following: 0.92%
Nationwide Innovator Corporate VUL | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyInflationProtectionFundStandardClassIIMember
Prospectus:
Current Expenses [Percent]	0.47%
Nationwide Innovator Corporate VUL | BlackRockVariableSeriesFundsIncBlackRockGlobalAllocationVIFundClassIIMember
Prospectus:
Current Expenses [Percent]	0.92%